STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 17.3%
Colombia - .5%
Colombia, Bonds	COP	7.50	8/26/2026	68,967,900,000		18,920,581
France - .3%
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	4,944,000	[b]	5,956,311
Altice France, Sr. Scd. Notes		7.38	5/1/2026	4,468,000	[c]	4,652,305
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	500,000	[c]	518,390
					11,127,006
Germany - .1%
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,718,000		3,378,829
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000		2,185,285
Indonesia - .8%
Indonesia, Bonds, Ser. FR72	IDR	8.25	5/15/2036	388,362,000,000		30,006,918
Italy - .8%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	9,506,000	[b,c,d]	10,914,029
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	[d]	6,254,297
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	8,882,000	[d]	10,152,700
					27,321,026
Luxembourg - .2%
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000		8,189,503
Mexico - 2.0%
Mexican, Bonds, Ser. M30	MXN	10.00	11/20/2036	207,422,000		13,025,650
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	788,494,800		42,052,396
Sigma Alimentos, Gtd. Notes		4.13	5/2/2026	13,823,000		15,172,885
					70,250,931
Netherlands - 2.5%
BNP Paribas Issuance, Bank Gtd., Ser. 000F		0.00	11/18/2021	87,561,000	[e]	86,894,193
Ziggo, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000		4,278,337
					91,172,530
New Zealand - .2%
New Zealand, Bonds, Ser. 0940	NZD	2.54	9/20/2040	5,751,000		5,856,365
Spain - .9%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000	[d]	7,695,612
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000	[d]	9,363,285
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000	[b,d]	9,724,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 17.3% (continued)
Spain - .9% (continued)
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000	[d]	6,553,951
					33,337,720
United Kingdom - 4.4%
Barclays Bank, Structured Notes		0.00	8/13/2021	61,343,300	[e]	66,925,847
Barclays Bank, Structured Notes		0.00	8/16/2021	60,990,700	[e]	68,752,255
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	8,562,000	[b,d]	11,231,055
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		106,184
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	7,588,000		10,478,182
					157,493,523
United States - 4.5%
Ball, Gtd. Notes		2.88	8/15/2030	6,402,000		6,344,766
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	6,249,000	[c]	6,467,528
Sprint, Gtd. Notes		7.13	6/15/2024	3,786,000		4,357,686
Sprint Capital, Gtd. Notes		8.75	3/15/2032	4,597,000		7,091,446
U.S. Treasury Notes		2.13	8/15/2021	135,000,000		135,101,208
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	1,224,000	[c]	1,260,879
					160,623,513
Total Bonds and Notes (cost $594,939,862)				619,863,730
Description				Shares		Value ($)
Common Stocks - 57.5%
Australia - .5%
Newcrest Mining				221,698		4,321,820
The Star Entertainment Group				5,787,183	[f]	14,574,678
					18,896,498
China - 2.5%
Alibaba Group Holding				647,369	[f]	15,819,396
Flat Glass Group, Cl. H				2,211,000	[b]	9,871,281
Foshan Haitian Flavouring & Food, Cl. A				368,900		6,560,210
LONGi Green Energy Technology, CI. A				1,268,328		16,935,890
NARI Technology, Cl. A				1,823,340		8,869,928
Tencent Holdings				140,995		8,700,991
Tencent Music Entertainment Group, ADR				1,006,948	[f]	10,643,440
Yum China Holdings				165,135		10,269,746
					87,670,882
Denmark - 1.4%
Novozymes, Cl. B				270,970		21,299,176
Orsted				181,688	[c]	27,021,659
					48,320,835

Description	Shares	Value ($)
Common Stocks - 57.5% (continued)
France - 3.4%
Air Liquide	92,908	16,150,950
Bureau Veritas	606,516	20,020,117
Legrand	183,136	20,632,245
L'Oreal	63,944	29,290,568
LVMH	43,003	34,413,532
		120,507,412
Germany - 2.6%
Bayer	497,071	29,645,397
Continental	219,686	29,857,523
RWE	951,623	33,885,404
		93,388,324
Guernsey - .0%
Amedeo Air Four Plus	2,671,187	853,933
Hong Kong - 1.7%
AIA Group	2,976,200	35,700,602
Link REIT	2,685,500	25,694,513
		61,395,115
India - .7%
Housing Development Finance	714,515	23,543,830
Ireland - 3.2%
Accenture, Cl. A	99,763	31,692,710
Kerry Group, Cl. A	110,781	16,424,774
Medtronic	275,498	36,175,642
Ryanair Holdings, ADR	288,875	[f] 31,498,930
		115,792,056
Japan - 1.4%
Sony Group	278,300	29,049,300
Suzuki Motor	402,300	16,372,989
Toyota Industries	44,400	3,721,629
		49,143,918
Netherlands - 1.2%
ASML Holding	57,073	43,398,265
South Korea - .8%
Samsung SDI	44,300	28,628,558
Switzerland - 4.4%
Alcon	419,072	30,510,487
Lonza Group	31,511	24,524,470
Novartis	295,922	27,371,540
TE Connectivity	308,462	45,488,891
Zurich Insurance Group	75,839	30,571,314
		158,466,702
Taiwan - .5%
Taiwan Semiconductor Manufacturing, ADR	146,523	17,090,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 57.5% (continued)
United Kingdom - 13.2%
3i Group	892,831		15,868,230
Anglo American	261,037		11,564,208
Associated British Foods	469,808		13,095,863
AstraZeneca	459,340		52,754,372
BAE Systems	1,826,357		14,617,617
Barratt Developments	1,787,166		17,467,596
Diageo	750,162		37,216,094
Ferguson	147,788		20,717,341
Informa	1,819,576	[f]	12,511,568
Linde	206,471		63,467,121
Octopus Renewables Infrastructure Trust	19,607,364		30,029,272
Persimmon	485,454	[f]	19,582,709
Prudential	2,058,494		38,692,488
RELX	1,084,011		32,176,236
SDCL Energy Efficiency Income Trust	16,045,089		25,867,842
Taylor Wimpey	8,070,728		18,451,363
Travis Perkins	813,153	[f]	19,236,212
Unilever	463,596		26,695,835
Wickes Group	865,511	[f]	3,012,586
		473,024,553
United States - 20.0%
Abbott Laboratories	222,424		26,908,856
Alphabet, Cl. A	15,038	[f]	40,520,342
Amazon.com	10,021	[f]	33,345,779
American Tower	10,795	[g]	3,052,826
Brixmor Property Group	1,096,822	[g]	25,248,842
Citigroup	426,343		28,829,314
CME Group	215,233		45,657,376
ConocoPhillips	571,920		32,061,835
Dominion Energy	226,660		16,970,034
Ecolab	166,890		36,854,319
Eversource Energy	165,144		14,246,973
Fidelity National Information Services	169,889		25,321,955
JPMorgan Chase & Co.	221,347		33,596,048
Lockheed Martin	37,665		13,998,951
Mastercard, Cl. A	74,532		28,764,880
Microsoft	144,533		41,178,897
NIKE, Cl. B	159,293		26,683,170
Norfolk Southern	96,962		24,999,712
Otis Worldwide	487,512		43,656,700
salesforce.com	63,378	[f]	15,333,040

Description				Shares		Value ($)
Common Stocks - 57.5% (continued)
United States - 20.0% (continued)
Texas Instruments				185,586		35,376,403
The Goldman Sachs Group				72,715		27,259,399
The Home Depot				107,077		35,141,601
The Sherwin-Williams Company				86,467		25,164,491
Thermo Fisher Scientific				66,597		35,963,046
					716,134,789
Total Common Stocks (cost $1,551,479,909)				2,056,256,113
Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .4%
Call Options - .0%
Nikkei 225, Contracts 609	JPY	30,000	9/10/2021	9,120,000,000		160,986
Put Options - .4%
Euro Stoxx 50 Price EUR, Contracts 14,656	EUR	3,750	8/20/2021	240,712,500		1,912,424
S&P 500 Index, Contracts 725		3,300	9/17/2021	239,250,000		340,750
S&P 500 Index, Contracts 1,647		3,950	12/17/2021	650,565,000		13,950,090
					16,203,264
Total Options Purchased (cost $29,636,409)				16,364,250

Preferred Stocks - 1.5%
Germany - 1.5%
Volkswagen (cost $40,940,933)		2.33		215,033		52,473,265

Exchange-Traded Funds - 6.9%
United States - 6.9%
Graniteshares Gold Trust				1,621,522	[f,h]	29,219,826
iShares Gold Trust				1,155,869	[f,h]	39,946,833
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF				870,000		22,837,500
SPDR Gold MiniShares Trust				3,095,368	[f,h]	55,840,439
SPDR Gold Shares				401,978	[f,h]	68,263,904
U.S. Copper Index Fund				370,235	[f,h]	10,137,034
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF				635,000		19,754,850
Total Exchange-Traded Funds (cost $229,086,507)				246,000,386
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 15.8%
Closed-end Investment Companies - 5.4%
BBGI Global Infrastructure				5,358,752		12,647,581
Cordiant Digital Infrastructure				6,045,321	[c,f]	8,989,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 15.8% (continued)
Closed-end Investment Companies - 5.4% (continued)
Cordiant Digital Infrastructure, Cl. C		3,374,229	[f]	4,807,433
Greencoat UK Wind		17,551,603		33,274,542
JLEN Environmental Assets Group		4,341,058		6,431,734
Riverstone Credit Opportunities Income		3,871,998		3,339,598
The Aquila European Renewables Income Fund		19,049,880	[i]	24,623,875
The BioPharma Credit Fund		19,756,560		19,756,046
The Gresham House Energy Storage Fund		8,108,194		13,607,852
The Hipgnosis Songs Fund		12,996,706		21,785,460
The Renewables Infrastructure Group		18,605,023		34,024,136
US Solar Fund		12,016,238	[b]	12,377,393
			195,665,372
Registered Investment Companies - 10.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.05	371,332,802	[j]	371,332,802
Total Investment Companies (cost $551,881,278)		566,998,174

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,107,799)	0.01	25,107,799	[j]	25,107,799
Total Investments (cost $3,023,072,697)		100.1%	3,583,063,717
Liabilities, Less Cash and Receivables		(0.1%)	(4,350,056)
Net Assets		100.0%	3,578,713,661

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $28,672,938 and the value of the collateral was $31,473,720, consisting of cash collateral of $25,107,799 and U.S. Government & Agency securities valued at $6,365,921.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $59,824,512 or 1.67% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h These securities are wholly-owned by the Subsidiary referenced in Note 1.

i Investment in non-controlled affiliates (cost $22,352,465).

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
FTSE 250 Index	535	9/17/2021	33,584,816[a]	34,059,170	474,354
Gross Unrealized Appreciation				474,354

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Real Return Fund

July 31, 2021 (Unaudited)

Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Nikkei 225, Contracts 609	31,500	9/10/2021	19,183,500,000	JPY	(38,859)
Put Options:
S&P 500 Index, Contracts 1,647	3,650	12/17/2021	601,155,000		(8,202,060)
Total Options Written (premiums received $13,169,383)					(8,240,919)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

JPY—Japanese Yen

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Hungarian Forint	7,590,470,062	United States Dollar	25,283,717	8/13/2021	(189,974)
Hong Kong Dollar	2,053,084	United States Dollar	264,549	8/13/2021	(349)
United States Dollar	105,681,070	Hong Kong Dollar	820,681,780	8/13/2021	71,996
CIBC World Markets
Hong Kong Dollar	438,330,165	United States Dollar	56,331,914	8/13/2021	74,411
United States Dollar	6,793,776	Hong Kong Dollar	52,833,016	8/13/2021	(5,017)
United States Dollar	3,980,845	British Pound	2,891,842	10/13/2021	(39,515)
CIBC World Markets Corp.
United States Dollar	5,834,486	Hong Kong Dollar	45,307,914	8/13/2021	4,057
Citigroup
United States Dollar	37,577,072	Danish Krone	229,281,205	9/14/2021	984,815
United States Dollar	25,669,215	Japanese Yen	2,834,497,072	8/13/2021	(170,800)
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	451,937,774	British Pound	326,307,095	10/13/2021	(1,707,946)
RBS Securities
United States Dollar	18,479,808	Euro	15,645,210	10/13/2021	(106,840)
British Pound	2,734,711	United States Dollar	3,780,224	10/13/2021	21,685
United States Dollar	181,969	British Pound	131,579	10/13/2021	(958)
United States Dollar	466,042,183	Euro	392,871,778	10/13/2021	(692,987)
Indian Rupee	2,472,271,558	United States Dollar	33,457,000	9/14/2021	(382,526)
United States Dollar	9,509,243	Indian Rupee	702,676,000	9/14/2021	108,723
United States Dollar	2,521,091	Swiss Franc	2,266,778	8/13/2021	17,856
State Street Bank and Trust Company
United States Dollar	89,710,110	Swiss Franc	81,801,395	8/13/2021	(624,313)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
United States Dollar	2,927,732	Euro	2,464,198	10/13/2021	243
United States Dollar	15,480,904	British Pound	11,216,001	10/13/2021	(112,047)
United States Dollar	2,405,567	Danish Krone	15,155,867	9/14/2021	(13,242)
UBS Securities
United States Dollar	27,823,553	Indonesian Rupiah	400,881,745,000	9/14/2021	194,576
United States Dollar	7,626,655	Swiss Franc	6,983,384	8/13/2021	(85,194)
United States Dollar	9,009,337	Hong Kong Dollar	69,965,818	8/13/2021	5,816
Hong Kong Dollar	3,826,666	United States Dollar	493,241	8/13/2021	(808)
Gross Unrealized Appreciation					1,484,178
Gross Unrealized Depreciation					(4,132,516)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	372,715,327	-	372,715,327
Equity Securities – Common Stocks	962,461,712	1,093,794,401††	-	2,056,256,003
Equity Securities – Preferred Stocks	-	52,473,265††	-	52,473,265
Exchange –Traded Funds	246,000,386	-	-	246,000,386
Foreign Governmental	-	112,047,195	-	112,047,195
Investment Companies	396,440,601	195,665,372††	-	592,105,973
U.S. Treasury Securities	-	135,101,208	-	135,101,208
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,484,178	-	1,484,178
Futures †††	474,355	-	-	474,355
Options Purchased	16,364,250	-	-	16,364,250
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(4,132,516)	-	(4,132,516)
Option Written	(8,240,919)	-	-	(8,240,919)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $559,991,020, consisting of $609,317,626 gross unrealized appreciation and $49,326,606 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.